Note 9 - Summary of Stock Options - Summary of Option Activity Under All Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options outstanding, beginning of period (in shares)	2,291,783	363,413
Options outstanding, beginning of period (in dollars per share)	$ 1.02	$ 1.24
Options outstanding, beginning of period	9 years 135 days	9 years 116 days
Options granted (in shares)	6,031,004	1,901,476
Options granted (in dollars per share)	$ 0.73	$ 0.60
Options assumed from PLC (in shares)		68,238
Options assumed from PLC (in dollars per share)		$ 10.24
Options exercised (in shares)		(160)
Options exercised (in dollars per share)		$ 0.12
Options canceled (in shares)	(145,496)	(41,184)
Options canceled (in dollars per share)	$ 0.69	$ 1.83
Options outstanding, end of period (in shares)	8,177,291	2,291,783
Options outstanding, end of period (in dollars per share)	$ 0.81	$ 1.02
Options outstanding, end of period	$ 1,194,180
Vested and exercisable and expected to vest, end of period (in shares)	7,418,006	2,099,687
Vested and exercisable and expected to vest, end of period (in dollars per share)	$ 0.82	$ 1.06
Vested and exercisable and expected to vest, end of period	9 years 120 days	9 years 105 days
Vested and exercisable and expected to vest, end of period	$ 1,094,069
Vested and exercisable, end of period (in shares)	974,849	519,901
Vested and exercisable, end of period (in dollars per share)	$ 1.58	$ 2.45
Vested and exercisable, end of period	7 years 73 days	7 years 324 days
Vested and exercisable, end of period	$ 143,458